World Omni Auto Receivables Trust 2010-A	Exhibit 99.1
Monthly Servicer Certificate
July 31, 2012

Dates Covered
Collections Period	07/01/12 - 07/31/12
Interest Accrual Period	07/16/12 - 08/14/12
30/360 Days	30
Actual/360 Days	30
Distribution Date	08/15/12

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/12	272,170,177.31	28,826
Yield Supplement Overcollateralization Amount at 06/30/12	9,568,246.95	0

Receivables Balance at 06/30/12	281,738,424.26	28,826
Principal Payments	15,261,633.53	697
Defaulted Receivables	226,336.91	12
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/12	8,763,221.08	0

Pool Balance at 07/31/12	257,487,232.74	28,117

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	994,736,679.50	64,112
Delinquent Receivables:
Past Due 31-60 days	2,695,868.18	216
Past Due 61-90 days	588,874.97	45
Past Due 91 + days	101,903.61	15

Total	3,386,646.76	276

Total 31+ Delinquent as % Ending Pool Balance	1.32%
Recoveries	186,106.67
Aggregate Net Losses/(Gains) - July 2012	40,230.24
Overcollateralization Target Amount	15,449,233.96
Actual Overcollateralization	15,449,233.96
Weighted Average APR	4.44%
Weighted Average APR, Yield Adjusted	7.51%
Weighted Average Remaining Term	30.02

Flow of Funds	$ Amount
Collections	16,510,518.72
Advances	933.46
Investment Earnings on Cash Accounts	1,821.73
Servicing Fee	(234,782.02)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	16,278,491.89

Distributions of Available Funds
(1) Class A Interest	393,697.62
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	81,334.80
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	13,801,967.89
(7) Distribution to Certificateholders	2,001,491.58
(8) Remaining Amounts	0.00
Total Distributions of Available Funds	16,278,491.89
Servicing Fee	234,782.02
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	885,106,000.00
Original Class B	31,896,000.00

Total Class A & B
Note Balance @ 07/16/12	255,839,966.67
Principal Paid	13,801,967.89
Note Balance @ 08/15/12	242,037,998.78

Class A-1
Note Balance @ 07/16/12	0.00
Principal Paid	0.00
Note Balance @ 08/15/12	0.00
Note Factor @ 08/15/12	0.0000000%

Class A-2
Note Balance @ 07/16/12	0.00
Principal Paid	0.00
Note Balance @ 08/15/12	0.00
Note Factor @ 08/15/12	0.0000000%

Class A-3
Note Balance @ 07/16/12	25,837,966.67
Principal Paid	13,801,967.89
Note Balance @ 08/15/12	12,035,998.78
Note Factor @ 08/15/12	4.9941904%

Class A-4
Note Balance @ 07/16/12	198,106,000.00
Principal Paid	0.00
Note Balance @ 08/15/12	198,106,000.00
Note Factor @ 08/15/12	100.0000000%

Class B
Note Balance @ 07/16/12	31,896,000.00
Principal Paid	0.00
Note Balance @ 08/15/12	31,896,000.00
Note Factor @ 08/15/12	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	475,032.42
Total Principal Paid	13,801,967.89

Total Paid	14,277,000.31

Class A-1
Coupon	0.23262%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.70000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.34000%
Interest Paid	28,852.40
Principal Paid	13,801,967.89

Total Paid to A-3 Holders	13,830,820.29

Class A-4
Coupon	2.21000%
Interest Paid	364,845.22
Principal Paid	0.00

Total Paid to A-4 Holders	364,845.22

Class B
Coupon	3.06000%
Interest Paid	81,334.80
Principal Paid	0.00

Total Paid to B Holders	81,334.80

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.5180277
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	15.0511862

Total Distribution Amount	15.5692139

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.1197195
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	57.2695763

Total A-3 Distribution Amount	57.3892958

A-4 Interest Distribution Amount	1.8416667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	1.8416667

B Interest Distribution Amount	2.5500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	2.5500000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Advances
Balance as of 06/30/12	26,018.03
Balance as of 07/31/12	26,951.49
Change	933.46

Reserve Account
Balance as of 07/16/12	2,345,271.93
Investment Earnings	227.17
Investment Earnings Paid	(227.17)
Deposit/(Withdrawal)	—
Balance as of 08/15/12	2,345,271.93
Change	—
Required Reserve Amount	2,345,271.93